Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted number of options, Granted	0	0	0
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted number of options outstanding, Beginning balance	1,272,155	3,637,249	5,136,297
Weighted number of options, Granted	0	0	0
Weighted number of options, Exercised	(953,514)	(2,113,094)	(734,048)
Weighted number of options, Forfeited		(252,000)	(765,000)
Weighted number of options outstanding, Ending balance	318,641	1,272,155	3,637,249	5,136,297
Weighted average exercise prices, Options outstanding, Beginning balance	$ 10.18	$ 9.27	$ 15.34
Weighted number of options vested and expect to vest at May 31, 2015	318,641
Weighted average exercise prices, Granted	$ 0	0	0
Weighted number of options exercisable at May 31, 2015	318,641
Weighted average exercise prices, Exercised	$ 11.81	8.37	7.81
Weighted average exercise prices, Forfeited		12.19	12.91
Weighted average exercise prices, Options outstanding, Ending balance	$ 5.3	$ 10.18	$ 9.27	$ 15.34
Aggregate intrinsic value, Options outstanding, beginning balance	$ 19,898	$ 47,503	$ 57,371
Weighted average exercise prices, Options vested and expect to vest at May 31, 2015	$ 5.3
Aggregate intrinsic value, Options outstanding, ending balance	$ 5,903	$ 19,898	$ 47,503	$ 57,371
Weighted average exercise prices, Options exercisable at May 31, 2015	$ 5.3
Aggregate intrinsic value, Options vested and expect to vest at May 31, 2015	$ 5,903
Remaining contractual life, Options outstanding	1 year 11 months 1 day	6 years 2 months 12 days	6 years 4 months 21 days	7 years 5 months 5 days
Aggregate intrinsic value, Options exercisable at May 31, 2015	$ 5,903
Remaining contractual life, Options vested and expect to vest	1 year 11 months 1 day
Remaining contractual life, Options exercisable	1 year 11 months 1 day